Shareholders’ Equity	12 Months Ended
Sep. 30, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 12 SHAREHOLDERS’ EQUITY

The shareholders’ equity structures as of September 30, 2023, 2022 and 2021 were presented after giving retroactive effect to the reorganization of the Group that was completed on December 27, 2018. Immediately before and after reorganization, the Group, together with its subsidiaries, PPWM, PWM, PAI, PAM and PGAM were effectively controlled by the same shareholders; therefore, for accounting purpose, the reorganization was accounted for as a recapitalization.

Prestige Wealth Inc. was established under the laws of the Cayman Islands on October 25, 2018. The authorized number of ordinary shares is 160,000,000 shares with par value of $0.000625 each. As of the date of this report, 9,150,000 ordinary shares were issued at par value, equivalent to a share capital of $5,719. The shares are presented on a retroactive basis to reflect the nominal share issuance. Please see Note 12 to the consolidated financial statements for additional information related to the nominal share issuance.